Acquisition costs and other expenditure - Key management remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management remuneration
Salaries and short-term benefits	$ 20.0	$ 25.2	$ 22.0
Post-employment benefits	1.2	1.5	2.0
Share-based payments	14.6	13.1	19.0
Total key management remuneration	35.8	39.8	43.0
Share-based payments in accordance with IFRS 2	10.7	8.4	13.0
Deferred share awards	$ 3.9	$ 4.8	$ 6.4